Supplement dated June 19, 2020
to the Prospectus and Summary Prospectus, each as supplemented, as applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Dividend Opportunity Fund (the Fund)	1/1/2020
On June 17, 2020, the Fund's Board of Trustees approved changes to the Fund's name, principal investment strategies and comparative indices. As a result, effective on or about September 2, 2020 (the Effective Date), the Fund’s name is changed to Columbia International Dividend Income Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Global Dividend Opportunity Fund are hereby deleted and replaced with Columbia International Dividend Income Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of foreign companies, including securities of companies in emerging market countries. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. The Fund focuses its investments on securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector and the health care sector.
The Fund may invest directly in foreign securities or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following as a Principal Risk of the Fund:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective September 2, 2020, the Fund compares its performance to that of the MSCI ACWI ex USA Index (Net) and the MSCI ACWI ex USA Value Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) (the Former Indices). The Fund’s investment manager believes that the New Indices provide a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Indices also will be shown for a one-year transition period.
The Fund’s performance prior to September 2, 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2018)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		-18.18%	-0.71%	7.01%
returns after taxes on distributions		-18.99%	-1.82%	6.08%
returns after taxes on distributions and sale of Fund shares		-9.90%	-0.38%	5.81%
Class Adv returns before taxes	03/19/2013	-12.90%	0.74%	7.93%
Class C returns before taxes	10/13/2003	-14.59%	-0.26%	6.85%
Class Inst returns before taxes	11/09/2000	-12.96%	0.73%	7.92%
Class Inst2 returns before taxes	01/08/2014	-12.82%	0.90%	8.01%
SUP154_08_005_(06/20)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Inst3 returns before taxes	07/15/2009	-12.74%	0.97%	8.12%
Class R returns before taxes	09/27/2010	-13.35%	0.24%	7.39%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-14.20%	0.68%	6.57%
MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-13.97%	-0.38%	5.95%
MSCI ACWI High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-7.11%	3.09%	8.73%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-9.42%	4.26%	9.46%

The information under the subsection “Principal Investment Strategies” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of foreign companies, including securities of companies in emerging market countries. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. The Fund focuses its investments on securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector and the health care sector.
The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The investment manager employs fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value, free cash flow yield and dividend yield and growth. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
■	the financial condition and management of a company, including its competitive position, capital allocation discipline, the quality of its balance sheet, cash flow and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
■	overall economic and market conditions.
The Investment Manager may sell a security when it deems the security has become expensive relative to various valuation measures; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
The information under the subsection “Principal Risks” in the “More Information About the Fund" section of the Prospectus is hereby revised to add the following as a Principal Risk of the Fund:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Shareholders should retain this Supplement for future reference.
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SUP154_08_005_(06/20)